Pension Benefits - Summary of sensitivity the defined benefit obligation to the key actuarial assumptions (Detail) - Pension defined benefit plans [member] - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (118.5)	$ (134.5)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	141.8	162.7
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	18.8	19.4
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(17.0)	(17.5)
Actuarial assumption of mortality rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	32.4	34.4
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (31.5)	$ (33.6)